Geographic Information - Schedule of Long-Lived Assets by Geographic Areas (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Revenues From External Customers And Long Lived Assets [Line Items]
Long-lived assets	$ 28,286	$ 8,655
United States
Revenues From External Customers And Long Lived Assets [Line Items]
Long-lived assets	22,817	6,466
EMEA
Revenues From External Customers And Long Lived Assets [Line Items]
Long-lived assets	4,373	2,054
Other
Revenues From External Customers And Long Lived Assets [Line Items]
Long-lived assets	$ 1,096	$ 135